SCHEDULE OF NUMBER OF UNVESTED SHARES (Details) - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Number of unvested shares based on number of shares-in-issue, beginning balance	1,890	1,545	1,404
Additions		389	141
Additions	69
Vested	(44)
Pre-recapitalized balance	1,915
Post-recapitalized balance	1,570,219
Additions	566,119
Vested	(1,003,680)
Number of unvested shares based on number of shares-in-issue, ending balance	780,058	1,890	1,545
Number of unvested shares recapitalized		1,549,800	1,266,900
Number of share options exercisable	17,345	1,380,060	0
Vested		(44)
Expired	(352,600)
Weighted average exercise price	$ 0.00005